Contractual Commitments - Summary of detailed information about operating lease rental expense (Detail) - Operating lease commitments [Member] - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Minimum payments	$ 4,988	$ 2,306
Contingent installments	7,326	5,361
Rental expenses related to operating leases	$ 12,314	$ 7,667